N-2	Apr. 09, 2025
Cover [Abstract]
Entity Central Index Key	0001890107
Amendment Flag	false
Securities Act File Number	814-01642
Document Type	8-K
Entity Registrant Name	First Eagle Private Credit Fund
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	698-3300
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On April 9, 2025 (the “
Closing Date
”), First Eagle Private Credit Fund (the “
Fund
”) entered into a Loan and Security Agreement (the “
Loan Agreement
”), as parent, with First Eagle Private Credit Fund BSL SPV I, LLC, a wholly owned subsidiary of the Fund, as borrower (the “
Borrower
”), First Eagle Alternative Credit, LLC, as portfolio manager, the lenders party thereto, U.S. Bank Trust Company, National Association, as collateral agent and collateral administrator, U.S. Bank National Association, as securities intermediary, and JPMorgan Chase Bank, National Association, as administrative agent, that provides a secured credit facility of $100.0 million with a reinvestment period ending April 9, 2028 and a final maturity date of April 9, 2030. The Loan Agreement also provides for a feature that allows the Borrower, under certain circumstances, to increase the overall size of the Loan Agreement to a maximum of $250.0 million.
The obligations of the Borrower under the Loan Agreement are secured by substantially all assets held by the Borrower. The interest rate charged on the Loan Agreement is based on an applicable benchmark (Term SOFR) plus a margin of 1.55%, subject to increase from time to time pursuant to the terms of the Loan Agreement. Interest is charged based on minimum funding amounts set forth in a prescribed schedule. In addition, the Borrower will pay, among other fees, a commitment fee on the undrawn balance. Under the Loan Agreement, the Fund and the Borrower, as applicable, have made representations and warranties regarding their businesses, among other things, and are required to comply with various covenants, servicing procedures, reporting requirements and other customary requirements for similar facilities. The Loan Agreement includes usual and customary events of default for such facilities of this nature.
Proceeds from the Loan Agreement must be used for the purposes permitted in the Loan Agreement, including purchasing the loans or other portfolio investments or, subject to the satisfaction of certain conditions, for general corporate purposes, which includes payment of dividends or distributions by the Borrower to the Fund.
Borrowings under the Loan Agreement are subject to various covenants and leverage restrictions contained in the Investment Company Act of 1940, as amended.
Certain of the participants in the Loan Agreement and their respective affiliates have engaged in, and may in the future engage in, investment banking, advisory roles and other commercial dealings in the ordinary course of business with the Fund and/or its affiliates. They have received, or may in the future receive, customary fees and commissions for these transactions.
The foregoing description of the Loan Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Loan Agreement attached hereto as Exhibit 10.1 to this current report on Form
8-K
and incorporated by reference herein.

Long Term Debt, Dividends and Covenants [Text Block]
The obligations of the Borrower under the Loan Agreement are secured by substantially all assets held by the Borrower. The interest rate charged on the Loan Agreement is based on an applicable benchmark (Term SOFR) plus a margin of 1.55%, subject to increase from time to time pursuant to the terms of the Loan Agreement. Interest is charged based on minimum funding amounts set forth in a prescribed schedule. In addition, the Borrower will pay, among other fees, a commitment fee on the undrawn balance. Under the Loan Agreement, the Fund and the Borrower, as applicable, have made representations and warranties regarding their businesses, among other things, and are required to comply with various covenants, servicing procedures, reporting requirements and other customary requirements for similar facilities. The Loan Agreement includes usual and customary events of default for such facilities of this nature.